Average Annual Total Returns - FidelityGovernmentCashReserves-RetailPRO - FidelityGovernmentCashReserves-RetailPRO - Fidelity Government Cash Reserves - Fidelity Government Cash Reserves - Return Before Taxes
Jan. 29, 2024
Average Annual Return:
Past 1 year	4.79%
Past 5 years	1.65%
Past 10 years	1.04%